Corporate information (Tables)	12 Months Ended
Dec. 31, 2021
Corporate information
Subsidiaries
	Place of business/		Ownership interest held by the Company
Name	country of incorporation	Functional currency	2021	2020	Principal activities
InflaRx GmbH	Germany	EUR	100%	100%	Principal operating subsidiary, biopharmaceutical company
InflaRx Pharmaceutical Inc.	U.S.	USD	100%	100%	Subsidiary for basic research